NOTE 16: LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other non-current payables [abstract]
Disclosure of detailed information about secured loan payable
	2020	2019	2018
	$	$	$
Balance, beginning of period	761,711	717,460	676,849
Acquisition of Kai Medical	1,276,449	-	-
Acquisition of Lawrence Park	27,172	-	-
Acquisition of 11000900 Canada Ltd.	18,115	-	-
CEBA loan	31,417	-	-
Accretion expense	1,345	-	-
Interest expense	60,397	44,251	40,611
Repayment	(44,379)	-	-
Balance, end of period	2,132,227	761,711	717,460
Less: Current portion of loans payable	992,070	-	-
Non-current portion of loans payable	1,140,157	761,711	717,460